Schedule of prepayment deposit and other receivables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Prepaid Expenses And Other Current Assets
Rental deposit	$ 238	$ 1,852	$ 1,089
VAT refundable	111	860	961
Prepayment	17	125	1,747
Income tax refundable	9	73	1,147
Other receivables	99	769	1,073
Prepaid expenses and other current assets	$ 474	$ 3,679	$ 6,017